Contingent consideration - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 20, 2013
Disclosure of contingent liabilities [line items]
Payment for contingent consideration liability	$ 100,000		$ 2,150,000
Probability of the success of milestone achievement	86.00%	74.00%
Fair value of contingent consideration	$ 5,113,000		4,028,000
Increase through adjustments arising from increase in fair value	1,085,000
Revaluation of contingent consideration	$ 1,185,000	$ 236,000
Bottom of range
Disclosure of contingent liabilities [line items]
Probability of the success of milestone achievement	50.00%	50.00%
Top of range
Disclosure of contingent liabilities [line items]
Probability of the success of milestone achievement	86.00%	74.00%
Level 3 of fair value hierarchy
Disclosure of contingent liabilities [line items]
Effect of 10% increase in probability of success	$ 637,000
Effect of 10% decrease in probability of success	637,000
Effect of 12% increase in discount rate	167,000
Effect of 8% decrease in discount rate	177,000
Joint ventures where entity is venturer
Disclosure of contingent liabilities [line items]
Amount of contingent consideration	7,750,000		$ 10,000,000	$ 10,000,000
Payment for contingent consideration liability	$ 100,000	$ 0
Income approach
Disclosure of contingent liabilities [line items]
Discount rate used in estimate in the value of contingent consideration	10.00%	10.00%